SHARE-BASED COMPENSATION - Summary of the Share Options Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares
Outstanding at the beginning of the period (in shares)	1,376,742	810,832	827,198
Granted (in shares)	587,697	797,700	181,750
Exercised (in shares)	(113,328)	(53,538)	(62,416)
Forfeited (in shares)	(162,518)	(178,252)	(135,700)
Outstanding at the end of the period (in shares)	1,688,593	1,376,742	810,832
Vested and expected to vest at the end of the period (in shares)	1,688,593
Exercisable at the end of the period (in shares)	1,025,496
Outstanding at the beginning of the period (in dollars per share)	$ 1.03	$ 1.02	$ 1.01
Granted (in dollars per share)	1.07	0.99	0.57
Exercised (in dollars per share)	0.58	0.58	0.58
Forfeited (in dollars per share)	0.57	0.97	0.57
Outstanding at the end of the period (in dollars per share)	1.12	$ 1.03	$ 1.02
Vested and expected to vest at the end of the period (in dollars per share)	1.12
Exercisable at the end of the period (in dollars per share)	$ 1.15
Weighted remaining contractual Years
Vested and expected to vest at the end of the period	6 years 14 days
Exercisable at the end of the period	5 years 9 months 25 days
Aggregate intrinsic value
Vested and expected to vest at the end of the period (in dollars)	$ 3,093
Exercisable at the end of the period (in dollars)	$ 1,747